Stockholders' Equity (Unvested Restricted Stock Units Activity) (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Unvested restricted stock units - number of shares
Unvested at December 31 (in shares) | shares	24,619,549
Granted (in shares) | shares	14,415,740
Vested (in shares) | shares	(11,182,606)
Forfeited/canceled (in shares) | shares	(2,111,497)
Unvested at December 31 (in shares) | shares	25,741,186
Expected to vest after December 31 (in shares) | shares	22,672,837
Unvested restricted stock units - weighted-average grant-date fair value
Unvested at December 31 (in dollars per share) | $ / shares	$ 487.80
Granted (in dollars per share) | $ / shares	546.46
Vested (in dollars per share) | $ / shares	442.01
Forfeited/canceled (in dollars per share) | $ / shares	481.37
Unvested at December 31 (in dollars per share) | $ / shares	531.74
Expected to vest after December 31 (in dollars per share) | $ / shares	$ 531.74